Share capital	6 Months Ended
Jun. 30, 2023
Share capital [Abstract]
Share capital
10. Share capital

Issued share capital	Ordinary	Deferred
(0.2p per share, except deferred shares which are 0.01p per share)	shares	shares
At January 1, 2023	48,088,346	5,793,501
Exercise of share options	853,003	—
At June 30, 2023	48,941,349	5,793,501